Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Operating Activities:
Net Income	$ 1,954,949	$ 3,791,162	$ 2,384,896	$ 1,795,375
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Stock Compensation Expense	4,472	(2,580)		33,123
Mandatorily Redeemable Financial Instrument Valuation Income	0	0		(50,000)
Net Cash Provided By Operating Activities	11,295,340	20,361,942		17,026,341
Investing Activities:
Decrease In Loans Receivable	28,481,291	28,739,400		40,557,533
Net Cash Provided (Used) By Investing Activities	25,472,963	17,269,471		(2,531,898)
Financing Activities:
Repayment Of Warrant Issued In Conjunction With Preferred Stock	0	(50,000)		0
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)		(440,000)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,082)		(942,027)
Net Cash Used By Financing Activities	(38,195,725)	(37,905,592)		(12,998,709)
Net Increase (Decrease) In Cash	(1,427,422)	(274,179)		1,495,734
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,903,950		7,835,638
Cash And Cash Equivalents At End Of Year	7,903,950	7,629,771	7,903,950	9,331,372
Parent Company [Member]
Operating Activities:
Net Income	1,954,949	3,791,162		1,795,375
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,229,630)	(2,558,986)		(2,095,707)
Stock Compensation Expense	4,472	(2,580)		33,123
Mandatorily Redeemable Financial Instrument Valuation Income	0	0		(50,000)
(Increase) Decrease In Accounts Receivable And Other Assets	56,203	(15,248)		(32,154)
Increase (Decrease) In Accounts Payable	(122,707)	132		(5,633)
Net Cash Provided By Operating Activities	(336,713)	1,214,480		(354,996)
Investing Activities:
Decrease In Loans Receivable	0	0		1,786,294
Net Cash Provided (Used) By Investing Activities	0	0		1,786,294
Financing Activities:
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)		(440,000)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,082)		(942,027)
Net Cash Used By Financing Activities	(1,036,560)	(1,432,082)		(1,382,027)
Net Increase (Decrease) In Cash	(1,373,273)	(217,602)		49,271
Cash And Cash Equivalents At Beginning Of Year	5,471,308	4,098,035		5,422,037
Cash And Cash Equivalents At End Of Year	$ 4,098,035	$ 3,880,433	$ 4,098,035	$ 5,471,308